Fair values - Carrying value and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	$ 1,963	$ 1,704
Time deposits	2,563	1,940
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	290	824
Receivables under reverse repurchase agreements	305	268
Other short-term investments		3
Other non-current assets:
Loans granted	32	30
Restricted cash and cash deposits	38	59
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	704	980
Long-term debt (excluding capital lease obligations)	6,569	5,709
Total fair value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,963	1,704
Time deposits	2,563	1,940
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	290	824
Receivables under reverse repurchase agreements	305	268
Other short-term investments		3
Other non-current assets:
Loans granted	33	31
Restricted cash and cash deposits	38	59
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	704	980
Long-term debt (excluding capital lease obligations)	6,821	5,992
Total fair value | Level 1
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,963	1,704
Marketable securities and short-term investments (excluding available-for-sale securities)
Other short-term investments		3
Other non-current assets:
Restricted cash and cash deposits	38	59
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	400	856
Long-term debt (excluding capital lease obligations)	6,046	5,208
Total fair value | Level 2
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Time deposits	2,563	1,940
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	290	824
Receivables under reverse repurchase agreements	305	268
Other non-current assets:
Loans granted	33	31
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	304	124
Long-term debt (excluding capital lease obligations)	$ 775	$ 784